Related Party Transactions (Details) - Schedule of nature of relationships with related parties	6 Months Ended
Mar. 31, 2022
Mr. Gang Lai [Member]
Related Party Transaction [Line Items]
Relationship with the company	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang [Member]
Related Party Transaction [Line Items]
Relationship with the company	Chief Financial Officer and Director
Greatest Group (China) Financial Management Limited (“Greatest Group”) [Member]
Related Party Transaction [Line Items]
Relationship with the company	A minority shareholder of the Company’s owns 8.7% of the outstanding shares of the Company
Foshan Shangyu Investment Holding Co., Ltd (“Foshan Shangyu”) [Member]
Related Party Transaction [Line Items]
Relationship with the company	An affiliated entity of the Company, 90% owned by and controlled by the Company’s chief executive officer